Long term loan and other non-current liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Schedule of Long-term Loan and Other Long-term Liabilities	Long-term loan and other long-term liabilities consisted of the following as of:
	December 31,
	2022	2021
Contingent consideration	$-	$12,258
Other	1,559	841
	$1,559	$13,099